Basic and Diluted Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss Per Share
The following table sets forth the computation of the Company’s basic and diluted net loss per share to common stockholders:

	December 31,
	2021	2020
	(In thousands, except share per share data)
Numerator:
Net loss	$(107,091)	$(21,807)
Extinguishment of redeemable convertible preferred stock	—	13,051
Net loss attributable to common stockholders	$(107,091)	$(8,756)
Denominator:
Weighted average shares used in computing net loss per share – basic and diluted	58,688,496	15,629,179
Net loss per share – basic and diluted.	$(1.82)	$(0.56)

Schedule of Potentially Dilutive Shares Excluded from Computation of Net Loss Per Share
The following potentially dilutive shares of common stock equivalents “on an as-converted basis” were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have had an antidilutive effect:

	December 31,
	2021	2020
	(per share data)
Redeemable convertible preferred stock	—	147,876,672
Convertible promissory note	—	—
Redeemable convertible preferred stock warrants	—	408,729
Common stock warrants	13,075,000	214,033
Restricted stock units issued and outstanding	4,041,346	—
Stock options issued and outstanding	21,191,226	21,471,321
Total potentially dilutive common share equivalents	38,307,572	169,970,755